Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2022
Summary of significant accounting policies
Consolidation principles
a.	Consolidation principles

The consolidated financial statements incorporate the financial statements of TF Precious Metals and its wholly owned subsidiaries: Triple Flag International Ltd. (“TF International”), TF R&S Canada Ltd., TF Australia Holdings Ltd. and Triple Flag USA Royalties Ltd.

Subsidiaries are fully consolidated from the date on which the Company acquires control. Control is defined as an investor’s power over an investee with exposure, or rights, to variable returns from the investee and the ability to affect the investor’s returns through its power over the investee. Subsidiaries are included in the consolidated financial results of the Company from the effective date of acquisition up to the effective date of disposition or loss of control. The financial statements of the subsidiaries are prepared for the same reporting period as the parent company, using consistent accounting policies. Balances, transactions, revenues and expenses between the parent and its subsidiaries are eliminated on consolidation.

The principal subsidiaries of the Company and their geographic locations at December 31, 2022 were as follows:

Entity	Location	Ownership
Triple Flag International Ltd.	Bermuda	100%
TF R&S Canada Ltd.	Canada	100%
TF Australia Holdings Ltd.	Canada	100%
Triple Flag USA Royalties Ltd.	United States	100%

Foreign currency
b.	Foreign currency

The presentation and functional currency of the Company is the United States dollar (“USD”). The functional currency of each of the subsidiaries is the currency of the primary economic environment in which the entity operates. Due to the following factors, the functional currency of each entity is USD:

●	revenues are based on commodities that are actively traded and denominated in USD;
●	the cash component of cost of sales is linked to commodity prices that are denominated in USD;
●	the capital management strategy is aimed at keeping most of the Company’s cash balances in USD;
●	capital is raised in USD; and
●	investments are made predominantly in USD.

Foreign currency transactions are translated into the entity’s functional currency using the exchange rate prevailing on the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at year end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the consolidated statements of income and comprehensive income. Non-monetary assets and liabilities arising from transactions denominated in foreign currencies are translated at the historical exchange rates prevailing at each transaction date.

Cash and cash equivalents
c.	Cash and cash equivalents

Cash and cash equivalents include cash on hand and short-term deposits with original maturities of 90 days or less that are readily convertible to known amounts of cash and are subject to an insignificant risk of changes in value.

Inventory
d.	Inventory

Precious metals delivered under a precious metal purchase and sale agreement and related interests are recorded as inventory on the date of delivery. The amount recognized as inventory comprises the ongoing cash payments made by the Company pursuant to the agreement, capitalized depletion associated with the respective metal delivered, as well as the fair value of metal delivered under the prepaid gold interest. Inventory is valued at the lower of cost and net realizable value and cost is determined on the first-in first-out basis.

Mineral interests
e.	Mineral interests

General

Mineral interests represent stream agreements for which settlement is called for in the delivery of a percentage of production of precious metal from a mine and royalty agreements. The major categories of the Company’s interests are producing mines and development or exploration projects. Producing assets are those that generate revenue from operations for the Company or are expected to generate revenue within the next year. Development stage projects are those that are not yet producing, but where, in management’s view, the technical feasibility and commercial viability of extracting Mineral Resources are identifiable. Exploration stage assets represent interests on projects where the technical feasibility and commercial viability of extracting Mineral Resources are not demonstrable. Mineral interests for producing and development stage assets are recorded at cost and capitalized as tangible assets with finite lives in accordance with IAS 16, Property, Plant and Equipment. They are subsequently measured at cost less accumulated depletion and accumulated impairment charges. Exploration stage projects are recorded and capitalized in accordance with IFRS 6, Exploration for and Evaluation of Mineral Resources (“IFRS 6”).

The cost of the mineral interest comprises the purchase price and any costs directly attributable to acquiring the interest. In the event that an acquisition contains more than one commodity, the fair value of an allocation to each commodity is based on the discounted expected and modeled relative cash flows from each commodity in the stream arrangement over the life of the streams.

The acquisition costs of recoverable resources which comprise Mineral Reserves and Mineral Resources, whereby Mineral Resources are expected to be converted to Mineral Reserves based on judgment and historical conversion rates achieved by the mine operator (‘‘converted resources’’), are recorded as a depletable asset on the acquisition date.

The Company uses the following criteria in its assessment of technical feasibility and commercial viability:

●	Geology and Mineral Resources: assessment of the location, quantity, grade or quality, continuity and other geological characteristics of a mineral deposit, the basis of estimates and interpretations from specific geological evidence and knowledge, including sampling.
●	Mineral Reserves: consideration of all relevant modifying factors pertinent to Mineral Resources to determine Mineral Reserves; these include, but are not restricted to, mining, processing, metallurgical, infrastructure, economic, marketing, legal, environmental, social and governmental factors.
●	Technical studies: the status and extent of technical studies, specifically feasibility, preliminary feasibility and preliminary economic assessments, within the context of the foregoing.

On acquisition of a mineral interest, an allocation of its fair value is attributed to the exploration potential of the mineral interest. The value associated with exploration potential is the value beyond proven and probable reserves and converted resources at acquisition, and is classified as non-depletable until such time as it is transferred to the depletable category. Updated Mineral Resources and Mineral Reserves information obtained from the operators of the properties is used to assess the amount to be converted from non-depletable interest to depletable interest. If the cost of a mineral interest includes any contingent consideration, the contingent consideration is measured at fair value on the date of the acquisition and included in the cost of the mineral interest. Subsequent changes in fair value of the contingent consideration are recorded against the cost of the mineral interest acquired.

Depletion

Mineral interests in producing mines are depleted based on deliveries of precious metal under the stream agreement or payment of royalties under royalty agreements over the Company’s attributable share of total estimated recoverable resources to be produced at the mine. The life of the mineral properties is estimated using life of mine (“LOM”) models specifically associated with the mineral properties which include Mineral Reserves and Mineral Resources, whereby Mineral Resources are expected to be converted to Mineral Reserves based on judgment and historical conversion rates achieved by the mine operator. Where LOM models are not available for a mineral property, the Company uses publicly available information related to the mineral interest to estimate the life of the property and portion of Mineral Resources that the Company expects to be converted into Mineral Reserves. Where LOM models and publicly available Mineral Reserves and Mineral Resources statements are not available, depletion is based on the Company’s best estimate of the volumes to be delivered under the contract. The Company relies on information it is entitled to under contracts with operators and/or public disclosures of information on Mineral Reserves and Mineral Resources from the operators of the producing mineral interests. Any changes to depletion rates are accounted for prospectively as a change in estimate.

Depletion for development and exploration stage projects does not begin until revenue generating activities begin.

Impairment

Management assesses at the end of each reporting period whether there are any indicators that the carrying value of mineral interests may not be recoverable or that an impairment loss previously recognized should be reversed or partially reversed (together, impairment indicators). If impairment indicators exist, management shall estimate the recoverable amount of the asset. Management applies significant judgment in assessing whether impairment indicators exist. These include, among others, significant adverse changes to: (i) cost considerations, (ii) current and forecasted commodity prices, (iii) industry or economic trends, and (iv) relevant operators’ information.

The carrying values of mineral interests are reviewed for impairment when events or changes in circumstances indicate the carrying value may not be recoverable. Management considers each precious metal purchase and sale agreement or royalty agreement to be a separate cash generating unit (“CGU”), which is the lowest level for which cash inflows are largely independent of those of other interests in accordance with IAS 16, Impairment of Assets.

Where impairment indicators are identified, an asset’s carrying amount is written down to its recoverable amount if the asset’s carrying amount is greater than its estimated recoverable amount.

The recoverable amount of the asset is the greater of its fair value less cost of disposal (“FVLCD”) and value in use (“VIU”). In determining the recoverable amount, the Company focuses on FVLCD as this will generally be greater than or equal to VIU. The best evidence of FVLCD is the value obtained from an active market or binding sale agreement. Where neither exists, FVLCD is based on the best information available to reflect the amount the Company could receive for the CGU in an arm’s length transaction. Where appropriate, the Company uses VIU, which is calculated using the present value of future cash flows expected to be derived from an asset. Impairment charges are included in the “Impairment charges” line within the consolidated statements of income and comprehensive income.

An impairment charge is reversed if there is an indication that an impairment charge recognized in prior periods may no longer exist or may have decreased since the impairment charge was recognized. Impairment charges can be reversed only to the extent that the recoverable amount exceeds the carrying amount that would have been determined had no impairment been recognized previously.

Exploration stage projects are assessed for impairment whenever indicators of impairment exist in accordance with IFRS 6. An impairment loss is recognized when the asset’s carrying value exceeds its recoverable amount, which is the higher of FVLCD and VIU. When exploration stage projects are reclassified to either development stage or producing stage, the project is tested for impairment. Any resulting impairment charge is recognized in the consolidated statements of income and comprehensive income.

Property and equipment
f.	Property and equipment

Property and equipment are stated at cost less accumulated depreciation and accumulated impairment losses. Cost includes expenditures that are directly attributable to the acquisition of an asset. Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefit associated with the item will flow to the Company and the cost can be measured reliably. The carrying amount of a replaced asset is derecognized when replaced.

Depreciation is calculated to amortize the cost of the property and equipment less their residual values over their estimated useful lives using the straight-line method and over the following periods by major categories:

Leasehold improvements	Lease term
Furniture and office equipment	3 – 5 years
Right-of-use asset	Lease term

Residual values, method of depreciation and useful lives of the assets are reviewed annually and adjusted if appropriate. Gains and losses on disposals of property and equipment are determined by comparing the proceeds with the carrying amount of the asset, and are included as part of other gains (losses) in the consolidated statements of income and comprehensive income.

Intangibles
g.	Intangibles

Intangibles comprise the initial software and configuration cost of the Company’s enterprise resource planning system. Definite-lived intangible assets acquired separately are initially recognized at cost. The cost of assets acquired separately includes directly attributable costs to bring the asset to its intended use.

Subsequent to initial recognition, the intangible asset is carried at cost less accumulated amortization and accumulated impairment losses. The amortization of computer software is recorded on a straight-line basis over an estimated useful life of five years.

Borrowing costs
h.	Borrowing costs

General and specific borrowing costs that are directly attributable to the acquisition, construction or production of a qualifying asset are capitalized during the period of time that is required to complete and prepare the asset for its intended use or sale. Qualifying assets are assets that necessarily take a substantial period of time to prepare for their intended use or sale. As of December 31, 2022 and 2021, the Company has not identified any qualifying assets.

Other borrowing costs are expensed in the period in which they are incurred.

Income taxes
i.	Income taxes

Income tax expense comprises current and deferred tax. Current tax and deferred tax are recognized in the consolidated statements of income and comprehensive income except to the extent that they relate to a business combination, or items recognized directly in equity.

Current tax is the expected tax payable or receivable on the taxable income or loss for the period, using tax rates enacted or substantively enacted at the reporting date.

Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes.

Deferred tax is not recognized for:

●	temporary differences on the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss; and
●	temporary differences related to investments in subsidiaries, associates and jointly controlled entities to the extent that the Company is able to control the timing of the reversal of the temporary differences and it is probable that they will not reverse in the foreseeable future.

Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, using tax rates enacted or substantively enacted at the reporting date.

Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and tax assets, and they relate to taxes levied by the same tax authority on the same taxable entity, or on different tax entities, but they intend to settle current tax liabilities and assets on a net basis or their tax assets and liabilities will be realized simultaneously.

A deferred tax asset is recognized for unused tax losses, tax credits and deductible temporary differences to the extent that it is probable that future taxable profits will be available against which they can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.

Revenue from contracts with customers
j.	Revenue from contracts with customers

Revenue comprises revenues from the sale of commodities received and revenues directly earned from royalty, stream and other related interests. Revenue is measured at the fair value of the consideration received or receivable for the sale of precious metals and/or receipt of mineral royalties in the ordinary course of the Company’s activities.

For streaming interests, gold, silver and diamonds acquired from the mine operator under stream arrangements are sold by the Company to external customers through a third-party broker. The Company recognizes revenue from these sales when control over the commodity transfers to the customer. The Company transfers control over the commodity on the date the commodity is delivered to the customer’s account, which is the date that title to the commodity and the risks and rewards of ownership transfer to the customer and the customer is able to direct the use of and obtain substantially all of the benefits from the commodity. The transaction price for these sales is fixed at the delivery date based on the spot price for the commodity, and payment of the transaction price is generally due immediately when control has been transferred.

For royalty interests, commodities are either sold by the mine operator to its customers under contracts that are established for the mining property on which the royalty interest is held, or revenue is generated through other related royalty interests. The Company recognizes revenue from these sales when control over the commodity transfers from the mine operator to its customer. The transfer of control occurs when the mine operator delivers the commodity to the customer, and at that point, the risk and rewards of ownership transfer to the customer and the Company has an unconditional right to payment under the royalty agreement. Revenue from the royalty arrangement is measured at the transaction price agreed in the royalty arrangement with the operator of each mining property. The transaction price is the percentage of gross revenues associated with the commodity sold less contractually allowable costs, if any, per the terms of the royalty arrangement. In some instances, the Company will not have access to sufficient information to make a reasonable estimate of revenue and, accordingly, revenue recognition is deferred until management can make a reasonable estimate. Differences between estimates and actual amounts are adjusted and recorded in the period that the actual amounts are known.

Cost of sales excluding depletion
k.	Cost of sales excluding depletion

Cost of sales excluding depletion is recorded at the price paid to the operator under the relevant purchase agreement, as well as at the fair value of inventory delivered under the prepaid gold interest.

Financial instruments
l.	Financial instruments

Initial recognition and measurement

Financial assets and financial liabilities are recognized on the Company’s consolidated balance sheets when the Company has become a party to the contractual provisions of the instrument.

Financial instruments are recognized initially at fair value. After initial recognition, non-derivative financial instruments are classified and measured as described below. Transaction costs associated with financial instruments are amortized over the term of the instrument.

Classification and subsequent measurement

Financial assets

On initial recognition, a financial asset is classified as measured at: amortized cost; fair value through other comprehensive income (“FVOCI”) — debt investment; and fair value through profit and loss (“FVTPL”). The classification depends on the Company’s business model for managing the financial assets and the contractual terms of the cash flows.

Financial assets are not reclassified subsequent to their initial recognition, except if and in the period the Company changes its business model for managing financial assets.

a)	Debt instrument

A financial asset is measured at amortized cost if it meets both of the following conditions and is not designated as FVTPL:

●	the asset is held within a business model whose objective is to hold assets to collect contractual cash flows; and
●	the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

Interest income, foreign currency translation gains and losses and impairment are recognized in profit or loss. Any gain or loss on derecognition is recognized in profit or loss.

Financial assets measured at amortized cost include cash and cash equivalents, amounts receivable (excluding sales taxes and prepayments) and notes receivable (included in other assets).

Receivables are amounts due from customers for goods sold or services performed in the ordinary course of business. They are all due for settlement within 45 days and are therefore classified as current. Amounts receivable are recognized initially at the amount of consideration that is unconditional, unless they contain significant financing components, in which case they are recognized at fair value. The Company holds the receivables with the objective of collecting the contractual cash flows and therefore measures them subsequently at amortized cost using the effective interest method.

Financial assets that are held for collection of contractual cash flows (where the contractual cash flows represent solely payments of principal and interest) and for sale, are measured at FVOCI. Financial assets that do not meet the criteria for amortized cost or FVOCI are measured at FVTPL.

b)Prepaid Gold Interest

The Company purchases certain estimated amounts of gold by providing an initial deposit that is recorded as a prepaid gold interest. The prepaid gold interest meets the definition of a financial asset in accordance with financial instrument standards and is classified as FVTPL. The prepaid gold interest is measured at fair value at the end of each reporting period, with any gains or losses arising on re-measurement recognized as a component of net income. Prepaid gold deliveries are recorded in inventory at the fair value of the gold on the delivery date. At the time such gold inventory is sold, the amounts recognized in inventory are recorded as cost of sales.

c)	Equity instrument

The Company measures all equity instruments at FVTPL. Changes in the fair value of financial assets at FVTPL are recognized in “Increase (decrease) in fair value of investments” in the statements of income and comprehensive income. Equity instruments include equity investment and warrants.

Financial liabilities

On initial recognition, a financial liability is classified as measured at amortized cost or FVTPL. Financial liabilities are not reclassified subsequent to their initial recognition, except if and in the period the Company changes its business model for managing financial liabilities.

Amounts payable and other liabilities, lease obligation and long-term debt are accounted for at amortized cost.

Impairment

The Company recognizes loss allowances for expected credit losses (“ECLs”) on financial assets measured at amortized cost.

The Company applies the simplified approach permitted by IFRS 9 , Financial Instruments (“IFRS 9”) for receivables, which requires lifetime ECLs to be recognized from initial recognition of the receivables. Loss allowances for financial assets measured at amortized cost are deducted from the gross carrying amount of the assets. In order to measure the ECLs, receivables have been grouped based on shared credit risk characteristics and the days past due.

Receivables are written off where there is no reasonable expectation of recovery. Indicators that there is no reasonable expectation of recovery include, among others, the failure of a debtor to engage in a repayment plan with the group, and a failure to make contractual payments for a period of greater than 120 days past due. Impairment losses on receivables are presented as net impairment losses within operating income. Subsequent recoveries of amounts previously written off are credited against the same line item.

Derecognition

Financial assets

The Company derecognizes a financial asset when the contractual rights to the cash flows from the financial asset expire, or it transfers the rights to receive the contractual cash flows in a transaction in which substantially all of the risks and rewards of ownership of the financial asset are transferred or in which the Company neither transfers nor retains substantially all of the risks and rewards of ownership and it does not retain control of the financial asset.

Financial liabilities

The Company derecognizes a financial liability when its contractual obligations are discharged, canceled or expire. The Company also derecognizes a financial liability when its terms are modified and the cash flows of the modified liability are substantially different. In this case, a new financial liability based on the modified terms is recognized at fair value. The difference between the carrying amount of the financial liability extinguished and the new financial liability with modified terms is recognized in profit or loss.

Derivative instruments and hedge accounting
m.	Derivative instruments and hedge accounting

Derivative instruments are recorded at fair value on the balance sheet, classified based on contractual maturity. Derivative instruments are classified as hedges of fair value of recognized assets or liabilities or firm commitments (“fair value hedges”), hedges of highly probable forecasted transactions (“cash flow hedges”) or non-hedge derivatives. Derivatives designated as either a fair value or cash flow hedge that are expected to be highly effective in achieving offsetting changes in fair value or cash flows are assessed on an ongoing basis to determine that they actually have been highly effective throughout the reporting periods for which they were designated. Derivative assets and derivative liabilities are shown separately in the balance sheet unless there is a legal right to offset and intent to settle on a net basis.

Cash flow hedges

Derivatives designated as a cash flow hedge that are expected to be highly effective in achieving offsetting changes in cash flows are assessed on an ongoing basis to determine that they actually have been highly effective throughout the financial reporting periods for which they were designated. The effective portion of changes in the fair value of derivatives that are designated and qualify as cash flow hedges is recognized in other comprehensive income (“OCI”). The gain or loss relating to the ineffective portion is recognized in the consolidated statements of income. Amounts accumulated in OCI are transferred to the consolidated statements of income in the period when the forecasted transaction impacts earnings. When the forecasted transaction that is hedged results in the recognition of a non-financial asset or a non-financial liability, the gains and losses previously deferred in equity are transferred from equity and included in the measurement of the initial carrying amount of the asset or liability. When a derivative designated as a cash flow hedge expires or is sold and the forecasted transaction is still expected to occur, any cumulative gain or loss relating to the derivative that is recorded in OCI at that time remains in OCI and is recognized in the consolidated statements of income when the forecasted transaction occurs. When a forecasted transaction is no longer expected to occur, the cumulative gain or loss that was recorded in OCI is immediately transferred to the consolidated statements of income.

Related party transactions
n.	Related party transactions

Parties are considered related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered related if they are subject to common control. A transaction is considered a related party transaction when there is a transfer of resources or obligations between related parties.

Earnings per share
o.	Earnings per share

Earnings per share is calculated by dividing net earnings by the weighted average number of common shares outstanding for the period. Diluted earnings per share reflects the potential dilution that could occur if additional common shares are assumed to be issued that entitle their holders to obtain common shares in the future. For stock options, the number of additional shares for inclusion in diluted earnings per share calculations is determined using the treasury stock method. Under this method, stock options, whose exercise price is less than the average market price of the common shares, are assumed to be exercised and the proceeds are used to repurchase common shares at the average market price for the period. The incremental number of common shares issued under stock options and repurchased from proceeds is included in the calculation of diluted earnings per share. The Company had no dilutive instruments for the years ended December 31, 2022 and 2021. In the event of a share consolidation or share split, the calculation of basic and diluted earnings per share is adjusted retrospectively for all periods presented.

Segment reporting
p.	Segment reporting

The Company’s business is organized and reported as a single operating segment, consisting of acquiring and managing precious metals and other high-quality streams and royalties. The Company’s chief operating decision-maker, the Chief Executive Officer (“CEO”), makes capital allocation decisions, reviews operating results and assesses performance.

Share-based payments
q.	Share-based payments

The Company offers equity-settled (Stock Option Plan (“SOP”)), cash-settled (Restricted Share Units (“RSUs”) and Deferred Share Units (“DSUs”)) awards to certain employees, officers and Directors of the Company.

Equity-settled awards are measured at fair value using the Black-Scholes model with market-related inputs as of the date of the grant. The cost is recorded over the vesting period of the award and recorded in general administration costs with the corresponding entry recorded in equity. Equity-settled awards are not re-measured subsequent to the initial grant date.

The Company uses the accelerated method (also referred to as ‘graded’ vesting) for attributing stock option expense over the vesting period. Stock option expense incorporates an expected forfeiture rate which is estimated based on a number of factors, including historical forfeiture rates and expectations of future forfeiture rates. The Company make adjustments if the actual forfeiture rate differs from the expected rate.

Cash-settled awards are measured at fair value initially using the market value of the underlying shares at the date of the grant of the award and are required to be re-measured to fair value at each reporting date until settlement. The cost is then recorded over the vesting period of the award. This expense, and any changes in the fair value of the award, is recorded in general administration costs. The cost of cash-settled awards is recorded within liabilities until settled.

Stock option plan

Under the Company’s SOP, certain employees and officers may purchase common shares at an exercise price determined by the Board, which may not be less than the fair market value of a common share (being the volume weighted average trading price of the common shares on the Toronto Stock Exchange (“TSX”) on the five trading days immediately prior to the applicable date on which the stock option is granted). The grant date is the date when the details of the award, including the number of options granted to the individual and the exercise price, are approved and communicated to the employee. Stock options vest equally over three years and have a seven-year expiry. The SOP arrangement has graded vesting terms. The cost of the instruments issued under the SOP is calculated using the Black-Scholes model. The cost is adjusted by the expected forfeiture rate, which is estimated based on historical forfeiture rates and expectations of future forfeiture rates. The Company makes adjustments if the actual forfeiture rate differs from the expected rate.

Restricted share units

Under the Company’s RSU plan, certain employees and officers are granted RSUs where each RSU has a value equal to one common share. The RSUs have a 36-month cliff vesting period and are settled in cash 36 months after the grant date. Additional RSUs are credited to reflect dividends paid on common shares over the vesting period. A liability for RSUs is measured at fair value on the grant date and is subsequently adjusted for changes in fair value. The liability is recognized on a straight-line basis over the vesting period, with a corresponding charge to employee costs, as a component of general and administration costs.

Deferred share units

Under the Company’s DSU plan, Directors must receive a specified portion of their basic annual retainer in the form of DSUs, with the option to elect to receive all of their annual retainer in the form of DSUs. Each DSU has the same value as one common share of Triple Flag. DSUs must be retained until the Director leaves the Board. Following an eligible Director ceasing to hold all positions with the Company, the Director will receive a payment in cash at the fair market value of the common shares represented by his or her DSUs on the Director’s elected redemption date. Additional DSUs are credited to reflect dividends paid on common shares. A liability for DSUs is measured at fair value on the grant date and is subsequently adjusted for changes in fair value. The liability is recognized on a straight-line basis over the vesting period, with a corresponding charge to employee costs, as a component of general administration costs.

Sustainability initiatives
r.	Sustainability initiatives

Sustainability initiatives represent costs the Company incurs on various Environmental, Social and Governance (“ESG”) activities. These include acquiring carbon offsets to counter the Company’s carbon footprint, which consists of greenhouse gas emissions associated with its direct business activities, as well as its share of emissions associated with the production of attributable metal to the point of saleable metals by its counterparties. Sustainability initiatives also include funding of bursary programs for post -secondary students in South Africa and local community programs in Australia, as well as various social initiatives, including donations. These costs are expensed in the statement of income as they are incurred.